SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end MYR:US$ exchange rate	0.23723	0.23650	0.24242	0.21199
Annualized average MYR:US$ exchange rate	0.23652	0.22874	0.23050	0.21316